Other Income, Net - Schedule of Other Income, Net (Details) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Other Income, Nonoperating [Abstract]
Interest income	$ 1,417	$ 1,043	$ 3,307	$ 2,093	$ 3,207	$ 1,058
Interest expense	(23)	(142)	(198)	(451)	(825)	(427)
Revaluation of warrant liabilities and forfeiture of warrants		(166)	(717)	128
Other	3	(1)	4	(33)	(49)	1
Other income, net	$ 1,397	$ 734	$ 2,396	$ 1,737	$ 2,333	$ 632